SCHEDULE OF PLAN ASSET (LIABILITY) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Defined benefit plan liability	$ (86,016)	$ (87,058)
fair value of plan asset or asset ceiling
Total	$ (86,016)	$ (87,058)